Revenue From Contracts With Customers (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Contract with Customer, Contract Asset, Contract Liability, and Receivable	The customer advances and deferred revenue balances as of December 31, 2020 and 2021 were comprised of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(in thousands)
Customer advances and prepaid cards	57,081	96,785	15,188
Deferred revenue related to loyalty points	16,558	2,852	448
Deferred membership service revenue	66,765	143,843	22,571

Total	140,404	243,480	38,207